Long-term Debt - Schedule of Principal Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 7,440
2019	5,703
2020	10,199
2021	6,013
2022	26,743
2023 and thereafter	10,770
Total	$ 66,868